Consolidated Statements of Operations (Audited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Income Statement [Abstract]
Net revenue	$ 0	$ 0	$ 7,157	$ 9,843
Operating expenses:
Research and development expense	433,730	466,033	1,682,462	1,543,759
Sales and marketing expenses	7,551	24,117	59,997	288,163
General and administrative expenses	218,451	326,460	1,308,150	1,481,528
Total operating expenses	659,732	817,610	3,050,609	3,313,450
Loss from operations	(659,732)	(815,856)	(3,043,451)	(3,303,607)
Other income
Financial (loss) income, net	4,965	(5,326,339)	(4,424,012)	4,436,576
Net (loss) income	(654,767)	(5,142,195)	(7,467,464)	1,132,970
(Loss) profit from available for sale assets	113,087	(3,550,813)	(5,584,424)	2,810,013
Total comprehensive (loss) income	$ (541,680)	$ (8,693,008)	$ (13,051,887)	$ 3,942,983
Net (loss) per share - basic and diluted	$ (0.005)	$ (0.038)	$ (0.10)	$ 0.02
Weighted average number of shares outstanding - basic and diluted	135,105,839	133,653,941	134,551,721	132,450,953